UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT        May 13, 2010
     ---------------------        -----------------        -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            153
                                            ----------

Form 13F Information Table Value Total:     $  127,309
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------   ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                               VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------   ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM              88579Y101   1735      14074   SH         Sole        N/A       14074
ABBOTT LABS                    COM              002824100    640      15991   SH         Sole        N/A       15991
ABIOMED INC                    COM              003654100    144      39587   SH         Sole        N/A       39587
ALLEGHANY CORP DEL             COM              017175100    230       1294   SH         Sole        N/A        1294
ALLSTATE CORP                  COM              020002101    636      17193   SH         Sole        N/A       17193
ALTRIA GROUP INC               COM              02209S103    320       7897   SH         Sole        N/A        7897
AMBAC FINL GROUP INC           COM              023139108    332       5909   SH         Sole        N/A        5909
AMERICAN EXPRESS CO            COM              025816109   1733      49033   SH         Sole        N/A       49033
AMERICAN FINL HLDGS INC        COM              026375131   3403     114595   SH         Sole        N/A      114595
AMERICAN INTL GROUP INC        COM              026874107   3708      64095   SH         Sole        N/A       64095
AMGEN INC                      COM              031162100    566      11715   SH         Sole        N/A       11715
AOL TIME WARNER INC            COM              001944105    194      14810   SH         Sole        N/A       14810
AUTOMATIC DATA PROCESSING IN   COM              053015103   1939      49410   SH         Sole        N/A       49410
BAKER HUGHES INC               COM              057224107    518      16100   SH         Sole        N/A       16100
BANKNORTH GROUP INC NEW        COM              355455107   1682      74445   SH         Sole        N/A       74445
BAXTER INTL INC                COM              071813109    230       8202   SH         Sole        N/A        8202
BELLSOUTH CORP                 COM              079860102    516      19941   SH         Sole        N/A       19941
BIOTECH HOLDRS TR              DEPOSTRY RCPTS   09067D201    211       2500   SH         Sole        N/A        2500
BOEING CO                      COM              097023105    492      14900   SH         Sole        N/A       14900
BP PLC                         SPONSORED ADR    055622104    599      14730   SH         Sole        N/A       14730
BRISTOL MYERS SQUIBB CO        COM              110122108   1023      44176   SH         Sole        N/A       44176
CARDINAL HEALTH INC            COM              14149Y108    819      13830   SH         Sole        N/A       13830
CARMAX INC                     COM              143130102    309      17300   SH         Sole        N/A       17300
CENDANTCORP                    COM              151313103    336      32023   SH         Sole        N/A       32023
CHEVRON CORP NEW               COM              166764100    841      12648   SH         Sole        N/A       12648
CHUBB CORP                     COM              171232101    287       5500   SH         Sole        N/A        5500
CISCO SYS INC                  COM              17275R102    576      43980   SH         Sole        N/A       43980
CITIGROUP INC                  COM              172967101   1990      56537   SH         Sole        N/A       56537
COCA COLA CO                   COM              191216100    439      10009   SH         Sole        N/A       10009
COLGATE PALMOLIVE CO           COM              194162103   1561      29765   SH         Sole        N/A       29765
COMCAST CORP NEW               CL A             20030N101    235       9981   SH         Sole        N/A        9981
COMCAST CORP NEW               CL A SPL         20030N200    363      16100   SH         Sole        N/A       16100
CONOCOPHILLIPS                 COM              20825C104    988      20412   SH         Sole        N/A       20412
COSTCO WHSL CORP NEW           COM              22160K105   1141      40575   SH         Sole        N/A       40575
CVS CAREMARK CORPORATION       COM              126650100    882      35325   SH         Sole        N/A       35325
DELL INC                       COM              24702R101    822      30712   SH         Sole        N/A       30712
DEVON ENERGY CORP NEW          COM              25179M103    241       5250   SH         Sole        N/A        5250
DIMON INC                      COM              254394109     73      12150   SH         Sole        N/A       12150
DISNEY WALT CO                 COM DISNEY       254687106    354      21732   SH         Sole        N/A       21732
DNP SELECT INCOME FD           COM              23325P104    495      50000   SH         Sole        N/A       50000
DOW CHEM CO                    COM              260543103    394      13260   SH         Sole        N/A       13260
DU PONT E I DE NEMOURS & CO    COM              263534109    397       9367   SH         Sole        N/A        9367
E M C CORP MASS                COM              268648102    131      21320   SH         Sole        N/A       21320
EASTMAN KODAK CO               COM              277451103    214       6112   SH         Sole        N/A        6112
EATON VANCE CORP               CON NON VTG      27826S103    465      60000   SH         Sole        N/A       60000
EBAY INC                       COM              273642103    244       3595   SH         Sole        N/A        3595
ELECTRONIC DATA SYS NEW        COM              285661104    815      44243   SH         Sole        N/A       44243
ELECTRONICS FOR IMAGING INC    DBCV 1.500% 610  284745AA4    180      11050   SH         Sole        N/A       11050
EMERSON ELEC CO                COM              291011104   1853      36450   SH         Sole        N/A       36450
EQUITY OFFICE PROPERTIES TRU   COM              294741103    447      17895   SH         Sole        N/A       17895
EXELON CORP                    COM              30161N101    306       5800   SH         Sole        N/A        5800
EXXON MOBIL CORP               COM              30231G102   5219     149360   SH         Sole        N/A      149360
FEDERAL NATL MTG ASSN          COM              313586109    882      13717   SH         Sole        N/A       13717
FIDELITY NATL FINL INC         COM              316326107    561      17073   SH         Sole        N/A       17073
FIRST DATA CORP                COM              319963104   1544      43603   SH         Sole        N/A       43603
FLEETBOSTON FINL CORP          COM              339030108   1063      43749   SH         Sole        N/A       43749
GANNETT INC                    COM              364730101    986      13731   SH         Sole        N/A       13731
GENERAL ELECTRIC CO            COM              369604103   6027     247521   SH         Sole        N/A      247521
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    217       5781   SH         Sole        N/A        5781
GUIDANT CORP                   COM              401698105   1437      46577   SH         Sole        N/A       46577
HANCOCK JOHN FINL SVCS INC     COM              41014S106    222       7966   SH         Sole        N/A        7966
HARLEY DAVIDSON INC            COM              412822108   1164      25200   SH         Sole        N/A       25200
HARTFORD FINL SVCS GROUP INC   COM              416515104    581      12783   SH         Sole        N/A       12783
HCA INC                        COM              404119109    237       5700   SH         Sole        N/A        5700
HEINZ H J CO                   COM              423074103    324       9855   SH         Sole        N/A        9855
HELMERICH & PAYNE INC          COM              423452101    276       9900   SH         Sole        N/A        9900
HEWLETT PACKARD CO             COM              428236103   1094      63036   SH         Sole        N/A       63036
HOME DEPOT INC                 COM              437076102   1419      59092   SH         Sole        N/A       59092
HONEYWELL INTL INC             COM              438516106    272      11350   SH         Sole        N/A       11350
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    354      10050   SH         Sole        N/A       10050
IMS HEALTH INC                 COM              449934108   1100      68766   SH         Sole        N/A       68766
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101    272       6317   SH         Sole        N/A        6317
INTEL CORP                     COM              458140100    667      42866   SH         Sole        N/A       42866
INTERNATIONAL BUSINESS MACHS   COM              459200101   1924      24825   SH         Sole        N/A       24825
INTUIT                         COM              461202103    272       5800   SH         Sole        N/A        5800
ISHARES TR                     DJ US HEALTHCR   464287762    263       5425   SH         Sole        N/A        5425
ITT CORP NEW                   COM              450911102    215       3539   SH         Sole        N/A        3539
JOHNSON & JOHNSON              COM              478160104   3888      72398   SH         Sole        N/A       72398
JPMORGAN CHASE & CO            COM              46625H100    455      18938   SH         Sole        N/A       18938
KERR MCGEE CORP                COM              492386107    317       7150   SH         Sole        N/A        7150
KEYSPAN CORP                   COM              49337W100    473      13409   SH         Sole        N/A       13409
KIMBERLY CLARK CORP            COM              494368103    244       5148   SH         Sole        N/A        5148
KOPIN CORP                     COM              500600101    698     178440   SH         Sole        N/A      178440
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104   1313     146899   SH         Sole        N/A      146899
LILLY ELI & CO                 COM              532457108   1284      20228   SH         Sole        N/A       20228
LOWES COS INC                  COM              548661107    727      19390   SH         Sole        N/A       19390
LUCENT TECHNOLOGIES INC        COM              549463107     20      16146   SH         Sole        N/A       16146
MARSH & MCLENNAN COS INC       COM              571748102    521      11272   SH         Sole        N/A       11272
MARSHALL & ILSLEY CORP NEW     COM              571837103    255       9304   SH         Sole        N/A        9304
MBIA INC                       COM              55262C100    822      18742   SH         Sole        N/A       18742
MCDONALDS CORP                 COM              580135101    627      39022   SH         Sole        N/A       39022
MCGRAW HILL COS INC            COM              580645109    332       5500   SH         Sole        N/A        5500
MCKESSON CORP                  COM              58155Q103    287      10625   SH         Sole        N/A       10625
MEDTRONIC INC                  COM              585055106    746      16357   SH         Sole        N/A       16357
MELLON FINL CORP               COM              58551A108    556      21300   SH         Sole        N/A       21300
MERCK & CO INC                 COM              589331107   3124      55177   SH         Sole        N/A       55177
MGIC INVT CORP WIS             COM              552848103    567      13740   SH         Sole        N/A       13740
MICROSOFT CORP                 COM              594918104   1960      37909   SH         Sole        N/A       37909
MORGAN STANLEY HIGH YIELD FD   COM              61744M104     59      11000   SH         Sole        N/A       11000
MOTOROLA INC                   COM              620076109    516      59700   SH         Sole        N/A       59700
NATIONAL CITY CORP             COM              635405103    221       8106   SH         Sole        N/A        8106
NATIONAL INSTRS CORP           COM              636518102    478      14700   SH         Sole        N/A       14700
NEOMAGIC CORP                  COM              640497103     49      45800   SH         Sole        N/A       45800
NEWFIELD EXPL CO               COM              651290108    699      19402   SH         Sole        N/A       19402
NOBLE ENERGY INC               COM              655044105    841      22400   SH         Sole        N/A       22400
NOKIA CORP                     SPONSORED ADR    654902204   1181      76196   SH         Sole        N/A       76196
OFFICE DEPOT INC               COM              676220106    259      17550   SH         Sole        N/A       17550
ORACLE CORP                    COM              68389X105   1760     162956   SH         Sole        N/A      162956
OXFORD HEALTH PLANS INC        COM              691471106    937      25700   SH         Sole        N/A       25700
PAYCHEX INC                    COM              704326107    445      15927   SH         Sole        N/A       15927
PENNEY J C INC                 COM              708160106    460      20000   SH         Sole        N/A       20000
PEPSICO INC                    COM              713448108   2493      59045   SH         Sole        N/A       59045
PFIZER INC                     COM              717081103   2522      82499   SH         Sole        N/A       82499
PHARMACIA CORP                 COM              71713U102    218       5227   SH         Sole        N/A        5227
PITNEY BOWES INC               COM              724479100    364      11150   SH         Sole        N/A       11150
PROCTER & GAMBLE CO            COM              742718109   2418      28131   SH         Sole        N/A       28131
PROGRESSIVE CORP OHIO          COM              743315103   1027      20700   SH         Sole        N/A       20700
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804    302       6856   SH         Sole        N/A        6856
SBC COMMUNICATIONS INC         COM              78387G103   2080      76721   SH         Sole        N/A       76721
SCHERING PLOUGH CORP           COM              806605101    369      16600   SH         Sole        N/A       16600
SCHLUMBERGER LTD               COM              806857108   1204      28615   SH         Sole        N/A       28615
SOUTHERN CO                    COM              842587107    420      14811   SH         Sole        N/A       14811
STANLEY WKS                    COM              854616109   1198      34656   SH         Sole        N/A       34656
STATE STR CORP                 COM              857477103    927      23770   SH         Sole        N/A       23770
STRYKER CORP                   COM              863667101    327       4870   SH         Sole        N/A        4870
SUN MICROSYSTEMS INC           COM              866810104     85      27475   SH         Sole        N/A       27475
SUNGARD DATA SYS INC           COM              867363103    339      14375   SH         Sole        N/A       14375
SYNOPSYS INC                   COM              871607107    605      13100   SH         Sole        N/A       13100
SYSCO CORP                     COM              871829107    455      15281   SH         Sole        N/A       15281
TARGET CORP                    COM              87612E106    272       9076   SH         Sole        N/A        9076
TEXAS INSTRS INC               COM              882508104    412      27472   SH         Sole        N/A       27472
TEXTRON INC                    COM              883203101    939      21850   SH         Sole        N/A       21850
TITAN PHARMACEUTICALS INC DE   COM              888314101     20      14250   SH         Sole        N/A       14250
TRAVELERS PPTY CAS CORP NEW    CL A             89420G109    407      27780   SH         Sole        N/A       27780
TYCO INTL LTD NEW              COM              902124106    650      38057   SH         Sole        N/A       38057
UNITED PARCEL SERVICE INC      CL B             911312106    759      12026   SH         Sole        N/A       12026
UNITED TECHNOLOGIES CORP       COM              913017109    983      15865   SH         Sole        N/A       15865
UNITEDHEALTH GROUP INC         COM              91324P102   1045      12511   SH         Sole        N/A       12511
VERIZON COMMUNICATIONS INC     COM              92343V104   1929      49781   SH         Sole        N/A       49781
VIACOM INC                     CL B             925524308    563      13807   SH         Sole        N/A       13807
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    206      11385   SH         Sole        N/A       11385
WACHOVIA CORP NEW              COM              929903102    305       8370   SH         Sole        N/A        8370
WAL MART STORES INC            COM              931142103   1203      23821   SH         Sole        N/A       23821
WASHINGTON MUT INC             COM              939322103    313       9075   SH         Sole        N/A        9075
WASTE MGMT INC DEL             COM              94106L109    862      37600   SH         Sole        N/A       37600
WEBSTER FINL CORP CONN         COM              947890109    582      16713   SH         Sole        N/A       16713
WESTPORT RES CORP NEW          COM              961418100    374      18000   SH         Sole        N/A       18000
WHIRLPOOL CORP                 COM              963320106    301       5755   SH         Sole        N/A        5755
WHITE MTNS INS GROUP LTD       COM              G9618E107    420       1300   SH         Sole        N/A        1300
WILLIAMS COS INC DEL           COM              969457100     38      13960   SH         Sole        N/A       13960
WYETH                          COM              983024100    854      22823   SH         Sole        N/A       22823
YUM BRANDS INC                 COM              988498101   1505      62158   SH         Sole        N/A       62158
ZIMMER HLDGS INC               COM              98956P102    252       6062   SH         Sole        N/A        6062